STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Banks - 2.9%
Citizens Financial Group	180,967		6,959,991
Popular	167,143		9,244,679
			16,204,670
Capital Goods - 4.3%
Deere & Co.	45,729		7,684,758
Owens Corning	106,922		7,170,189
Quanta Services	216,357		9,009,106
			23,864,053
Commercial & Professional Services - 4.2%
Clarivate Analytics	450,548	[a,b]	8,100,853
Equifax	107,612		15,026,940
			23,127,793
Consumer Durables & Apparel - 3.7%
D.R. Horton	144,267		7,985,178
Skechers USA, Cl. A	307,456	[b]	12,365,880
			20,351,058
Consumer Services - 2.9%
Boyd Gaming	213,108	[a]	6,267,506
Norwegian Cruise Line Holdings	188,850	[b]	10,129,914
			16,397,420
Diversified Financials - 3.2%
Ally Financial	195,805		6,234,431
Voya Financial	199,635	[a]	11,634,728
			17,869,159
Energy - 3.7%
Parsley Energy, Cl. A	316,089		4,735,013
Pioneer Natural Resources	39,018		4,988,061
Valero Energy	116,015		11,078,272
			20,801,346
Food, Beverage & Tobacco - 2.9%
Conagra Brands	233,293	[a]	6,735,169
Ingredion	116,235		9,667,265
			16,402,434
Health Care Equipment & Services - 4.7%
Alcon	105,608	[b]	5,839,066
Laboratory Corporation of America Holdings	47,479	[b]	8,180,157
Zimmer Biomet Holdings	85,564		12,430,738
			26,449,961

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Insurance - 3.4%
Arch Capital Group	133,575	[b]	5,606,143
Willis Towers Watson	66,431		13,049,706
			18,655,849
Materials - 12.1%
Crown Holdings	124,267	[b]	9,431,865
Eagle Materials	71,156		6,548,487
FMC	138,530		13,570,399
Freeport-McMoRan	604,497		6,879,176
Huntsman	438,689		9,923,145
Louisiana-Pacific	376,012		11,152,516
Newmont Goldcorp	260,644		10,008,730
			67,514,318
Media & Entertainment - 3.9%
Activision Blizzard	279,167		15,306,727
Zillow Group, Cl. C	170,889	[a,b]	6,690,304
			21,997,031
Pharmaceuticals Biotechnology & Life Sciences - 5.7%
Jazz Pharmaceuticals	80,076	[b]	12,101,085
Mylan	367,017	[b]	6,892,579
Sage Therapeutics	41,285	[a,b]	6,389,679
Syneos Health	112,747	[a,b]	6,190,938
			31,574,281
Real Estate - 7.3%
Alexandria Real Estate Equities	57,817	[c]	9,396,419
Boston Properties	84,248	[c]	11,671,718
CBRE Group, Cl. A	148,402	[b]	8,461,882
Digital Realty Trust	92,471	[a,c]	11,184,367
			40,714,386
Retailing - 1.8%
Dollar General	64,773		10,192,679
Semiconductors & Semiconductor Equipment - 5.8%
First Solar	184,323	[a,b]	10,182,003
ON Semiconductor	272,850	[b]	5,858,090
Skyworks Solutions	72,076		7,085,071
Teradyne	148,984	[a]	9,324,909
			32,450,073
Software & Services - 12.8%
Cerence	29,496		458,958
DocuSign	117,340	[a,b]	8,355,781
Euronet Worldwide	67,316	[b]	10,581,402
Fiserv	101,076	[b]	11,749,074
Global Payments	78,350		14,189,185
Jack Henry & Associates	73,915		11,230,645
Nuance Communications	695,664	[a,b]	12,473,256

Description		Shares		Value ($)
Common Stocks - 95.8% (continued)
Software & Services - 12.8% (continued)
RealPage		45,526	[a,b]	2,505,296
				71,543,597
Technology Hardware & Equipment - 4.0%
FLIR Systems		173,975		9,318,101
Western Digital		254,793		12,823,732
				22,141,833
Transportation - 3.4%
Knight-Swift Transportation Holdings		320,976	[a]	11,872,902
Southwest Airlines		121,695		7,014,500
				18,887,402
Utilities - 3.1%
Edison International		165,334		11,424,579
PPL		174,766		5,947,287
				17,371,866
Total Common Stocks (cost $473,269,569)				534,511,209

Exchange-Traded Funds - 4.1%
Registered Investment Companies - 4.1%
iShares Core S&P Mid-Cap ETF		55,717		11,204,689
SPDR S&P MidCap 400 ETF Trust		32,088	[a]	11,764,744
Total Exchange-Traded Funds (cost $22,942,170)				22,969,433
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,641,580)	1.63	1,641,580	[d]	1,641,580

Investment of Cash Collateral for Securities Loaned - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,953,857)	1.63	14,953,857	[d]	14,953,857
Total Investments (cost $512,807,176)		102.9%		574,076,079
Liabilities, Less Cash and Receivables		(2.9%)		(15,924,479)
Net Assets		100.0%		558,151,600

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2019, the value of the fund’s securities on loan was $85,698,886 and the value of the collateral was $87,892,532, consisting of cash collateral of $14,953,857 and U.S. Government & Agency securities valued at $72,938,675.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

November 30, 2019 (Unaudited)

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	534,511,209	-	-	534,511,209
Exchange-Traded Funds	22,969,433	-	-	22,969,433
Investment Companies	16,595,437	-	-	16,595,437

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2019, accumulated net unrealized appreciation on investments was $61,268,903, consisting of $74,759,194 gross unrealized appreciation and $13,490,291 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.